Property, equipment and leasehold improvement, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Leasehold Improvement, Net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2024	June 30, 2025
	RMB	RMB
Leasehold improvement	3,735	3,740
Furniture and office equipment	1,311	1,142
Electronic equipment and others	4,476	4,374
Total property, equipment and leasehold improvement	9,522	9,256
Less: accumulated depreciation	(8,154)	(8,126)
Property, equipment and leasehold improvement, net	1,368	1,130